Revenue Recognition - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Change in accounting policy			$ 2	$ 176
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities		$ 53	67	58
Revenue recognized	$ 128
Capitalized contract cost
Capitalized contract cost related to commission fees		133	139
Amortization of contract cost assets		$ 109	108
Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Change in accounting policy			$ 2	$ 175
ASC 606 | Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Change in accounting policy					$ 175